Income Taxes - Summary of Operating Loss Carryforwards (Details) (10 K) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Federal Tax [Member]
Operating Loss Carryforwards	$ 60,502
Operating Loss Carry Forwards Expiation Dates	Fiscal 2023
Domestic Tax [Member]
Operating Loss Carryforwards	$ 44,382
Operating Loss Carry Forwards Expiation Dates	Fiscal 2031